UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4395

Legg Mason Partners Municipal Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

Legg Mason Partners Municipal Funds

New York Money Market Portfolio

FORM N-Q

JUNE 30, 2006

NEW YORK MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 92.5%
Education - 5.2%
		Albany, NY, IDA, Civic Facilities University at Albany:
$4,815,000	A-1	Series A, AMBAC-Insured, SPA-Key Bank N.A., 4.000%, 7/6/06 (a)	$4,815,000
13,525,000	A-1	Series B, AMBAC-Insured, SPA-Key Bank N.A., 4.000%, 7/6/06 (a)	13,525,000
10,725,000	A-1	Series C, AMBAC-Insured, SPA-Key Bank N.A., 4.000%, 7/6/06 (a)	10,725,000
15,340,000	A-1	Series D, AMBAC-Insured, SPA-Key Bank N.A., 4.000%, 7/6/06 (a)	15,340,000
5,525,000	A-1+	Dutchess County, NY, IDA, Marist College, Series A, LOC-Bank of New York, 3.960%, 7/6/06 (a)	5,525,000
4,000,000	VMIG1(b)	Monroe County, NY, Industrial Development Agency, Civic Facility Revenue, Monroe Community College, Series A, LOC-JPMorgan Chase, 3.970%, 7/6/06 (a)	4,000,000
4,170,000	A-1+	New York City, NY, IDA, Ethical Culture School Project Series A, XLCA-Insured, SPA-Dexia Credit Local, 3.970%, 7/6/06 (a)	4,170,000
		New York State Dormitory Authority:
1,000,000	NR	3.450% due 8/7/06	1,000,000
5,000,000	NR	3.550% due 9/8/06	5,000,000
2,000,000	NR	Mount Sinai School of Medicine, LOC-JP Morgan Chase, 3.350% due 9/1/06	2,000,000
		Revenue:
2,000,000	A-1+	Columbia University, MSTC, SGA 132, PART, LIQ-Societe Generale, 4.000%, 7/5/06 (a)	2,000,000
1,200,000	A-1+	Cornell University, Series A, SPA-JPMorgan Chase, 3.900%, 7/6/06 (a)	1,200,000
200,000	VMIG1(b)	Oxford University Press Inc. LOC-Landesbank Hessen-Thuringen, 3.900%, 7/5/06 (a)	200,000
3,700,000	A-1+	Rockefeller University, Series A, 3.920%, 7/5/06 (a)	3,700,000
9,945,000	A-1	State University, Series PA-622, PART, SPA-Merrill Lynch Capital Services Inc., 4.030%, 7/6/06 (a)	9,945,000
2,500,000	AAA	State Personal Income Tax Revenue, Series D, 5.000% due 3/15/07	2,523,829
4,330,000	VMIGI(b)	Oneida County, NY, IDA, Civic Facility, Hamilton College, MBIA-Insured, SPA-Bank of New York, 3.950%, 7/5/06 (a)	4,330,000
2,000,000	A-1+	Puerto Rico Industrial Tourist Educational, Medical & Environmental Cultural Facilities, Series 235, PART, MBIA-Insured, LIQ-JPMorgan Chase, 3.960%, 7/6/06 (a)	2,000,000
11,890,000	VMIG1(b)	Tompkins County, NY, IDA Revenue, Civic Facilities, Ithaca College, Series B, XLCA-Insured, SPA-HSBC Bank USA, 3.940%, 7/6/06 (a)	11,890,000

		Total Education	103,888,829

Escrowed to Maturity - 0.5%
9,170,000	A-1	New York State Environmental Facilities Clean Water MSTC, Series 9040, Class A, PART, 4.000%, 7/6/06 (a)(c)	9,170,000

Finance - 10.4%
4,500,000	MIG1(b)	Buffalo, NY, Fiscal Stability Authority, BAN, Series A-1, 4.000% due 8/14/06	4,504,122
		Nassau County, NY, Interim Finance Authority, Sales Tax Revenue, FSA-Insured:
13,100,000	A-1+	Series A, SPA-Dexia Credit Local, 3.950%, 7/5/06 (a)	13,100,000
15,365,000	A-1+	Series B, SPA-BNP Paribas, 3.930%, 7/5/06 (a)	15,365,000
5,000,000	NR	New York City Municipal Water Authority, TECP, Series 7, 3.420% due 8/24/06	5,000,000
		New York City, NY, TFA:
		Future Tax Secured:
		Revenue:
20,570,000	A-1+	Series A2, SPA-Bank of Nova Scotia, 3.950%, 7/5/06 (a)	20,570,000
11,530,000	A-1+	Series B, SPA-Landesbank Baden-Wurttemberg, 3.960%, 7/3/06 (a)	11,530,000
2,700,000	A-1+	Series C, SPA-Bayerische Landesbank, 3.950%, 7/3/06 (a)	2,700,000

See Notes to Schedule of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Finance - 10.4% (continued)
$14,400,000	A-1+	Subordinated Series C2, SPA-Landesbank Hessen-Thuringen, 4.000%, 7/3/06 (a)	$14,400,000
		New York City Recovery Project Revenue:
1,975,000	A-1+	Series 1, Subordinated 1A, LOC-Landesbank Hessen-Thuringen, 3.950%, 7/5/06 (a)	1,975,000
		Series 3:
2,950,000	A-1+	Subordinated Series 3-C, LOC-Bank of New York, 3.930%, 7/5/06 (a)	2,950,000
1,200,000	A-1+	Subordinated Series 3-E, SPA-Landesbank Baden-Wurttemberg, 4.000%, 7/3/06 (a)	1,200,000
17,950,000	A-1+	Subordinated Series 3-H, SPA-Royal Bank of Canada, 3.950%, 7/3/06(a)	17,950,000
41,165,000	A-1+	New York State, Series A, LOC-Bayerische Landesbank & Westdeutsche Landesbank, 3.920%, 7/5/06 (a)	41,165,000
		New York State LGAC:
9,000,000	A-1+	Revenue, Series C, LOC-Landesbank Hessen-Thuringen, 3.950%, 7/5/06 (a)	9,000,000
39,025,000	A-1+	Series 3V, Refunding, FGIC-Insured, SPA-Landesbank Baden-Wurttemberg, 3.900%, 7/5/06 (a)	39,025,000
276,000	A-1+	Series B, LOC-Bank of Nova Scotia, 3.950%, 7/5/06 (a)	276,000
350,000	A-1+	Series SGA 59, AMBAC-Insured, SPA-Societe Generale, 3.980%, 7/3/06 (a)	350,000
6,345,000	VMIG1(b)	Puerto Rico Public Finance Corp., CTFS, Series 520, PART, MBIA-Insured, LIQ-Morgan Stanley, 3.970%, 7/6/06 (a)	6,345,000

		Total Finance	207,405,122

General Obligation - 9.1%
5,689,000	MIG1(b)	East Hampton Town, NY, GO, BAN, Series B, 4.250% due 6/7/07	5,724,975
25,000,000	SP-1+	Nassau County, NY, GO, TAN, Series A, 4.500% due 10/31/06	25,066,087
		New York City, NY:
		GO:
600,000	A-1+	MSTC, Series SGB 35, AMBAC-Insured, LOC-Societe Generale, 3.970%, 7/6/06 (a)	600,000
		Series A:
14,770,000	A-1+	Subordinated Series A-3, LOC-BNP Paribas, 3.950%, 7/5/06 (a)	14,770,000
6,200,000	A-1+	Subordinated Series A-4, LOC-Westdeutsche Landesbank, 3.960%, 7/3/06 (a)	6,200,000
9,925,000	A-1+	Series C, Subordinated Series C-2, SPA-Bayerische Landesbank, 3.950%, 7/5/06 (a)	9,925,000
600,000	A-1+	Series F-6, LOC-Morgan Guaranty Trust, 3.950%, 7/5/06 (a)	600,000
16,000,000	A-1+	Series J, Subordinated Series J-2, LOC-Westdeutsche Landesbank, 3.950%, 7/5/06 (a)	16,000,000
900,000	A-1+	Subordinated Series H-4, LOC-Bank of New York, 3.940%, 7/3/06 (a)	900,000
4,000,000	NR	Series H-5, MBIA-Insured, LIQ-Landesbank Hessen-Thuringen, TECP, 3.500% due 8/14/06	4,000,000
5,380,000	A-1+	Subordinated Series A-9, LOC-JPMorgan Chase, 3.950%, 7/5/06 (a)	5,380,000
10,600,000	A-1+	Subordinated Series H-1, LOC-Bank of New York, 3.960%, 7/3/06 (a)	10,600,000
		New York State:
9,380,000	A-1+	Series A, LOC-Dexia Credit Local, 3.150% due 8/3/06	9,380,000
		TECP:
45,300,000	NR	3.620% due 8/2/06	45,300,000
11,500,000	NR	Series 98A, LOC-Bayerische Landesbank, JPMorgan Chase & Landesbank Hessen-Thuringen, 3.370% due 9/5/06	11,500,000
14,000,000	A-1+	New York, NY, GO, Series I, Subordinated Series I-4, LOC- Bank of New York, 3.940%, 7/5/06 (a)	14,000,000

See Notes to Schedule of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
General Obligation - 9.1% (continued)
$1,550,000	A-1+	Puerto Rico Commonwealth, Refunding, Government Development Bank, GO, MBIA-Insured, SPA-Credit Suisse, 3.870%, 7/5/06 (a)	$1,550,000

		Total General Obligation	181,496,062

Government Facilities - 9.6%
		Jay Street Development Corp.:
11,395,000	A-1+	Certificates Facilities Lease Revenue, New York City, Jay Street Project, Series A, LOC-Depfa Bank PLC, 3.940%, 7/3/06 (a)	11,395,000
		Court Facilities Lease Revenue:
53,720,000	A-1+	Series A-1, LOC-Bank of America, 3.960%, 7/5/06 (a)	53,720,000
10,625,000	A-1+	Series A-3, LOC-Depfa Bank PLC, 3.950%, 7/5/06 (a)	10,625,000
4,900,000	A-1+	Series A-4, LOC-Depfa Bank PLC, 3.940%, 7/3/06 (a)	4,900,000
78,605,000	A-1+	New York State Dormitory Authority Revenue, Court Facilities Lease, Series B, LOC-Bayerische Landesbank, 3.980%, 7/5/06 (a)	78,605,000
		New York State Urban Development Corp.:
21,105,000	A-1+	Putters Series 313, PART, SPA-JPMorgan Chase, 4.010%, 7/6/06 (a)	21,105,000
11,170,000	VMIG1(b)	Revenue, MERLOT, Series N, PART, SPA-Wachovia Bank, 4.000%, 7/5/06 (a)	11,170,000

		Total Government Facilities	191,520,000

Hospitals - 9.1%
		Nassau Health Care Corp.:
17,430,000	A-1+	Subordinated Series 2004-C1, Refunding, FSA-Insured, SPA-Dexia Credit Local, 3.950%, 7/6/06 (a)	17,430,000
20,400,000	A-1+	Subordinated Series 2004-C3, FSA-Insured, SPA-Dexia Credit Local, 3.950%, 7/6/06 (a)	20,400,000
2,095,000	VMIG1(b)	New York City, NY, IDA, Peninsula Hospital Center Project, LOC-JPMorgan Chase, 4.200%, 7/6/06 (a)	2,095,000
		New York State Dormitory Authority Revenue:
2,280,000	AAA	Long Island Jewish Medical Center, MBIA-Insured, 5.000% due 7/1/06	2,280,000
		Mental Health Facilities Improvement:
21,850,000	A-1+	Series F-2A, FSA-Insured, SPA-Dexia Credit Local, 3.950%, 7/6/06 (a)	21,850,000
2,100,000	A-1+	Series F-2B, FSA-Insured, 3.950%, 7/6/06 (a)	2,100,000
		Mental Health Services:
28,000,000	A-1+	Subordinated Series D-2A, MBIA-Insured, SPA-JPMorgan Chase, 3.950%, 7/6/06 (a)	28,000,000
16,910,000	A-1+	Subordinated Series D-2C, MBIA-Insured, SPA-Landesbank Baden-Wuerttemberg, 3.950%, 7/6/06 (a)	16,910,000
13,470,000	A-1+	Subordinated Series D-2D, AMBAC-Insured, SPA-Landesbank Baden-Wurttemberg, 3.930%, 7/6/06 (a)	13,470,000
9,300,000	VMIG1(b)	Oneida County, NY, Industrial Development Agency Civic Facility Revenue, Saint Elizabeth Medical Center Facility, Series A, LOC- HSBC Bank, 3.950%, 7/6/06 (a)	9,300,000
8,000,000	VMIG1(b)	Ontario County, NY, IDA Revenue, Frederick Ferris Thompson Hospital, Series B, LOC-Key Bank of New York, 3.970%, 7/5/06 (a)	8,000,000
		Orange County, NY, IDA:
		Civic Facility Revenue:
9,000,000	A-1	Horton Medical Center, West Hudson Facility Project, Series A, FSA-Insured, SPA-Bank of America, 3.900%, 7/6/06 (a)	9,000,000
14,320,000	A-1	Arden Hill Hospital Project, FSA-Insured, SPA-Morgan Stanley, 3.900%, 7/6/06 (a)	14,320,000
10,000,000	A-1	Revenue, Horton Medical Center Project, FSA-Insured, SPA-Morgan Stanley Bank, 3.900%, 7/6/06 (a)	10,000,000
7,000,000	VMIG1(b)	Riverhead, NY, IDA Revenue, Central Suffolk Hospital Project B, LOC-HSBC Bank, 3.940%, 7/6/06 (a)	7,000,000

		Total Hospitals	182,155,000

See Notes to Schedule of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Housing: Multi-Family - 8.7%
$4,500,000	VMIG1(b)	Clifton Park Industrial Development Agency Multifamily Housing Revenue, Coburg Village Project, LIQ-FHLMC, 3.940%, 7/6/06 (a)	$4,500,000
10,000,000	A-1+	New York City Housing Development Corp., MFH Revenue, Series A, LIQ-FNMA, 4.020%, 7/5/06 (a)(d)	10,000,000
		New York City, NY, HDC:
16,150,000	A-1+	Multi-Family Rent Housing Revenue, Lyric Development, Series A, LIQ-FNMA, 4.000%, 7/5/06 (a)(d)	16,150,000
		MFH Rent Revenue:
5,000,000	A-1+	100 Jane Street Development, Series A, FNMA-Insured, 4.000%, 7/5/06 (a)(d)	5,000,000
27,500,000	A-1+	One Columbus Place Development, Series A, FNMA-Collateralized, 4.000%, 7/5/06 (a)(d)	27,500,000
8,000,000	A-1+	Related Sierra Development, Series A, LIQ-FNMA, 4.000%, 7/5/06 (a)(d)	8,000,000
14,520,000	A-1+	Related Monterey, Series A, LIQ-FNMA, 3.960%, 7/5/06 (a)	14,520,000
		New York State HFA:
3,000,000	VMIG1(b)	240 East 39th Street Housing, Series A, LIQ-FNMA, 4.000%, 7/5/06 (a)(d)	3,000,000
3,000,000	VMIG1(b)	Chelsea Arms Housing, Series A, FNMA-Collateralized, 3.980%, 7/5/06 (a)(d)	3,000,000
2,300,000	VMIG1(b)	Historic Front Street, Series A, LOC-Bank of New York, 3.940%, 7/5/06 (a)	2,300,000
		Revenue:
		350 West 43rd Street:
8,100,000	VMIG1(b)	Housing A, Landesbank Hessen-Thuringen, 4.020%, 7/5/06 (a)(d)	8,100,000
4,550,000	A-1+	Series A, LOC-Landesbank Hessen-Thuringen, 4.000%, 7/5/06 (a)(d)	4,550,000
6,260,000	A-1+	Normandie Court I Project, LOC-Landesbank Hessen-Thuringen Girozentrale, 3.950%, 7/5/06 (a)	6,260,000
6,180,000	VMIG1(b)	Series A, SPA-FNMA, 4.010%, 7/5/06 (a)(d)	6,180,000
		Service Contract Revenue:
20,500,000	A-1+	Series A, LOC-Westdeutsche Landesbank, 3.950%, 7/5/06 (a)	20,500,000
14,300,000	A-1+	Series B, LOC-BNP Paribas, 3.950%, 7/5/06 (a)	14,300,000
10,400,000	VMIG1(b)	Union Square South Housing, FNMA-Collateralized, 4.010%, 7/5/06 (a)(d)	10,400,000
7,000,000	VMIG1(b)	Victory Housing, Series 2002-A, LIQ-FHLMC, 3.980%, 7/5/06 (a)(d)	7,000,000
2,000,000	VMIG1(b)	Worth Street, Series A, LIQ-FNMA, 3.980%, 7/5/06 (a)(d)	2,000,000

		Total Housing: Multi-Family	173,260,000

Housing: Single Family - 3.3%
		New York State Housing Finance Agency:
4,000,000	VMIG1(b)	Revenue, 188 Ludlow Street Housing, Series A, LOC-Landesbank Hessen-Thuringen, 4.020%, 7/5/06 (a)(d)	4,000,000
11,200,000	A-1+	Service Contract Revenue, Series E, LOC-BNP Paribas, 3.950%, 7/5/06 (a)	11,200,000
		New York State Mortgage Agency Revenue:
20,000,000	VMIG1(b)	37th Series, SPA-Dexia Credit Local, 3.950%, 7/5/06 (a)(d)	20,000,000
5,000,000	VMIG1(b)	Homeowner Mortgage, Series 132, SPA-Dexia Credit Local, 3.980%, 7/3/06 (a)	5,000,000
26,400,000	VMIG1(b)	Series 122, SPA-Dexia Credit Local, 4.010%, 7/5/06 (a)(d)	26,400,000

		Total Housing: Single Family	66,600,000

Industrial Development - 3.9%
980,000	VMIG1(b)	Erie County, NY, IDA, IDR, Rosina Food Products, Inc., LOC-HSBC Bank USA, 4.150%, 7/5/06 (a)(d)	980,000

See Notes to Schedule of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Industrial Development - 3.9% (continued)
$2,505,000	A-1+	Lancaster, NY, IDA, IDR, Sealing Devices, Inc. Facility, LOC-HSBC Bank USA, 4.150%, 7/6/06 (a)(d)	$2,505,000
2,750,000	VMIG1(b)	Liberty, NY, Development Corp. Revenue, 377 Greenwich LLC, LOC-Wells Fargo Bank NA, 3.880%, 7/6/06 (a)	2,750,000
205,000	A-1+	Monroe County, NY, IDA, JADA Precision, LOC-Bank of America, 4.020%, 7/5/06 (a)(d)	205,000
2,435,000	A-1+	Nassau County, NY, IDA, IDR, Rubies Costume Co. Project, LOC-Bank of America, 4.020%, 7/5/06 (a)	2,435,000
		New York City, NY, IDA Revenue:
4,965,000	VMIG1(b)	Center For Jewish History Project, LOC-Bank of America, 3.970%, 7/6/06 (a)	4,965,000
5,000,000	A-1+	Children’s Oncology Society, LOC-Bank of New York, 3.950%, 7/5/06 (a)	5,000,000
2,700,000	A-1+	NY Stock Exchange Project, Series B, LOC-Bank of America, 3.970%, 7/6/06 (a)	2,700,000
3,700,000	F-1+(e)	Planned Parenthood Project, LOC-Bank of America, 3.970%, 7/6/06 (a)	3,700,000
		New York City, NY, IDA, IDR:
3,760,000	VMIG1(b)	Ahava Food Corp. Project, LOC-Bank of America, 4.030%, 7/6/06 (a)(d)	3,760,000
4,300,000	A-1+	Gary Plastic Packaging Corp., LOC-JPMorgan Chase, 4.080%, 7/6/06 (a)(d)	4,300,000
1,695,000	A-1+	PS Bibbs Inc., LOC-JPMorgan Chase, 4.080%, 7/3/06 (a)(d)	1,695,000
5,000,000	VMIG1(b)	New York, NY, Industrial Development Agency, Civic Facility Revenue, Grace Church School Project, LOC-Wachovia Bank, 3.980%, 7/6/06 (a)	5,000,000
3,500,000	VMIG1(b)	Newburgh, NY, IDA Revenue, Community Development Properties Project, Series A, LOC-KeyBank NA, 4.000%, 7/6/06 (a)	3,500,000
1,545,000	VMIG1(b)	Oneida County, NY Industrial Development Agency Civic Facility Revenue, Mohawk Valley, St. Lukes, Series E, LOC-Bank of America, 4.000%, 7/6/06 (a)	1,545,000
1,125,000	A-1+	Oneida County, NY, IDA Revenue, Harden Furniture, LOC-Bank of America, 4.020%, 7/5/06 (a)(d)	1,125,000
3,300,000	A-1+	Onondaga County, NY, IDA Revenue, Syracuse Executive Air Service, Series A, LOC-Bank of America, 4.020%, 7/5/06 (a)(d)	3,300,000
1,575,000	A-1+	Ontario County, NY, IDA, IDR, Dixit Enterprises, Series B, LOC-HSBC Bank USA, 4.150%, 7/6/06 (a)(d)	1,575,000
1,885,000	A-1+	Oswego County, NY, IDR Revenue, Fulton Thermal Project Corp., LOC-Bank of America, 4.020%, 7/5/06 (a)(d)	1,885,000
12,000,000	A-1+	Rensselaer County, NY, IDA Revenue, Hawthorne Ridge Project, LOC-Royal Bank of Scotland, 3.930%, 7/6/06 (a)	12,000,000
830,000	P-1(b)	Schenectady County, NY, IDA, IDR, Refunding, Scotia Industrial Park Project, Series 98-A, LOC-Bank of America, 3.970%, 7/5/06 (a)	830,000
3,145,000	A-1+	St. Lawrence County, NY, IDA, Civic Facilities Revenue, United Helpers Independent Living Corp., LOC-Bank of America, 3.970%, 7/5/06 (a)	3,145,000
3,690,000	A-1+	Suffolk County, NY, IDA, IDR, JBC Realty LLC, LOC-JPMorgan Chase, 4.020%, 7/5/06 (a)(d)	3,690,000
4,725,000	A-1+	Westchester County, NY, IDA, Boys & Girls Club Project, LOC-Bank of New York, 3.960%, 7/5/06 (a)	4,725,000

		Total Industrial Development	77,315,000

Life Care Systems - 0.0%
195,000	VMIG1(b)	Monroe County, NY, IDA, Civic Facilities Revenue, St. Anns Home For Aged Project, LOC-HSBC Bank USA, 3.990%, 7/5/06 (a)	195,000

Miscellaneous - 3.3%
1,100,000	A-1+	New York, LGAC, Series E, LOC-Landesbank Hessen-Thuringen, 3.950%, 7/5/06 (a)	1,100,000
47,290,000	A-1+	Oneida Indian Nation, GO, Series 2002, LOC-Bank of America, 3.960%, 7/5/06 (a)	47,290,000
7,650,000	A-1+	Onondaga County, NY, IDA, Community College Housing, Series A, LOC-Royal Bank of Scotland, 3.960%, 7/6/06 (a)	7,650,000

See Notes to Schedule of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Miscellaneous - 3.3% (continued)
$9,320,000	VMIG1(b)	Puerto Rico Industrial Tourist Educational, Medical & Environmental Cultural Facilities Revenue, Floater Certificates, Series 464, PART, MBIA-Insured, LIQ-Morgan Stanley, 3.970%, 7/6/06 (a)	$9,320,000

		Total Miscellaneous	65,360,000

Public Facilities - 2.4%
		New York City, NY, Trust for Cultural Resources:
2,400,000	A-1	Museum of Broadcasting, LOC-KBC Bank NV, 3.930%, 7/5/06 (a)	2,400,000
		Revenue:
3,035,000	VMIG1(b)	American Museum of Natural History, Series 162, AMBAC-Insured, LIQ-Morgan Stanley, 3.990%, 7/6/06 (a)	3,035,000
12,000,000	A-1+	Pierpont Morgan Library, LOC-JPMorgan Chase, 3.950%, 7/6/06 (a)	12,000,000
		New York State Dormitory Authority Revenue:
		Metropolitan Museum of Art:
1,015,000	A-1+	Series A, 3.900%, 7/5/06 (a)	1,015,000
2,740,000	A-1+	Series B, 3.900%, 7/5/06 (a)	2,740,000
		New York Public Library:
9,510,000	A-1+	Series A, MBIA-Insured, SPA-Wachovia Bank, 3.960%, 7/5/06 (a)	9,510,000
9,060,000	A-1+	Series B, MBIA-Insured, SPA-Wachovia Bank, 3.960%, 7/5/06 (a)	9,060,000
7,300,000	A-1	Puerto Rico Public Finance Corp. Revenue, Floats PA. 552, AMBAC-Insured, SPA-Merrill Lynch, 3.960%, 7/6/06 (a)	7,300,000

		Total Public Facilities	47,060,000

Solid Waste - 1.5%
		New York State Environmental Facilities Corp.:
6,200,000	NR	3.470% due 8/7/06	6,200,000
9,700,000	NR	3.520% due 8/9/06	9,700,000
8,000,000	NR	3.500% due 8/14/06	8,000,000
5,000,000	NR	Series 97A, Solid Waste Disposal Revenue, TECP, LOC-Bayerische Landesbank & Landesbank Hessen-Thuringen, 3.330% due 9/7/06	5,000,000

		Total Solid Waste	28,900,000

Tax Allocation - 0.2%
4,480,000	AAA	New York City Transitional Finance Authority, Refunding, Future Tax Secured, Senior Series A-1, 5.000% due 11/1/06	4,500,940

Transportation - 10.5%
		Metropolitan Transportation Authority of New York Revenue:
5,000,000	NR	3.350% due 8/2/06	5,000,000
23,435,000	A-1+	Refunding, Series D-1, FSA-Insured, SPA-Westdeutsche Landesbank, 3.950%, 7/6/06 (a)	23,435,000
32,200,000	A-1+	Series D-2, AMBAC-Insured, SPA-Wachovia Bank, 3.950%, 7/6/06 (a)	32,200,000
8,000,000	A-1+	Subordinated Series E-1, LOC-Fortis Bank NY, 3.940%, 7/6/06 (a)	8,000,000
5,000,000	A-1+	Subordinated Series E-2, LOC-Fortis Bank SA, 3.950%, 7/6/06 (a)	5,000,000
		TECP, LOC-ABN AMRO:
5,000,000	NR	3.330% due 8/7/06	5,000,000
13,000,000	NR	3.530% due 9/7/06	13,000,000
		New York State Thruway Authority, MSTC:
5,000,000	A-1+	Class A, Series 2001-120, FGIC-Insured, 4.000%, 7/5/06 (a)	5,000,000
8,845,000	A-1	Series 2001-120, Class A, FGIC-Insured, LIQ-Bear Stearns, 4.000%, 7/5/06 (a)(f)	8,845,000
4,755,000	A-1	Port Authority of New York & New Jersey, Series 646, FSA-Insured, LIQ-Morgan Stanley, 3.990%, 7/6/06 (a)	4,755,000
		Puerto Rico Commonwealth Highway & Transportation Authority:
		Highway Revenue:
1,760,000	A-1	Floats PA 472, FSA-Insured, LIQ-Merrill Lynch, 3.960%, 7/6/06 (a)	1,760,000
1,000,000	A-1+	Series A, AMBAC-Insured, SPA-Bank of Nova Scotia, 3.940%, 7/5/06 (a)	1,000,000

See Notes to Schedule of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Transportation - 10.5% (continued)
$3,465,000	VMIG1(b)	Revenue, MERLOT, Series FFF, PART, MBIA-Insured, SPA-Wachovia Bank, 3.980%, 7/5/06 (a)	$3,465,000
		Triborough Bridge & Tunnel Authority:
14,475,000	VMIG1(b)	MSTC, Series 1992-72, Class A, PART, MBIA-Insured, LIQ-Bear Stearns, 4.000%, 7/5/06 (a)(f)	14,475,000
		Revenue, Refunding:
17,000,000	A-1+	Gem Subordinated Series B-2, SPA-Dexia Credit Local, 3.930%, 7/6/06 (a)	17,000,000
35,200,000	A-1+	Gem Subordinated Series B-3, SPA-Bank of America, 3.940%, 7/6/06 (a)	35,200,000
15,000,000	A-1+	Gem Subordinated Series B-4, SPA-Landesbank Baden-Wurttemberg, 3.940%, 7/6/06 (a)	15,000,000
7,135,000	A-1+	Series A, FSA-Insured, SPA-Morgan Guaranty Trust, 3.950%, 7/5/06 (a)	7,135,000
2,040,000	A-1+	Series B, FSA-Insured, SPA-Landesbank Baden-Wurttemberg, 3.950%, 7/5/06 (a)	2,040,000
2,455,000	A-1+	Series C, AMBAC-Insured, LOC-Westdeutsche Landesbank, 3.930%, 7/6/06 (a)	2,455,000

		Total Transportation	209,765,000

Utilities - 10.3%
3,100,000	A-1+	Long Island Power Authority, Electric Systems Revenue, General Series E, FSA-Insured, 3.900%, 7/5/06 (a)	3,100,000
		Long Island, NY, Power Authority:
1,400,000	A-1+	General Series H, FSA-Insured, LOC-Dexia Credit Local, 3.960%, 7/5/06 (a)	1,400,000
		Series 1:
8,950,000	A-1+	Subordinated Series 1A, LOC-Bayerische Landesbank & Landesbank Baden-Wurttemberg, 3.950%, 7/5/06 (a)	8,950,000
9,640,000	A-1+	Subordinated Series 1B, LOC-State Street Bank & Trust Co., 4.000%, 7/3/06 (a)	9,640,000
18,250,000	A-1+	Series 2, Subordinated Series 2A, LOC-Westdeutsche Landesbank, 3.960%, 7/5/06 (a)	18,250,000
		Series 7, Subordinated Series 7-B, MBIA-Insured, SPA-Fortis Bank NY:
25,300,000	A-1	3.960%, 7/5/06 (a)	25,300,000
10,500,000	A-1+	3.960%, 7/5/06 (a)	10,500,000
		New York State Energy Research & Development Authority:
13,280,000	VMIG1(b)	Long Island Lighting Co., Series A, LOC-Royal Bank of Scotland, 4.000%, 7/5/06 (a)(d)	13,280,000
		Revenue, Consolidated Edison Co.:
9,400,000	A-1+	Subordinated Series A-2, LOC-Wachovia Bank, 3.950%, 7/5/06 (a)	9,400,000
23,000,000	A-1+	Subordinated Series A-3, LOC-Wachovia Bank, 3.900%, 7/5/06 (a)	23,000,000
12,931,000	NR	New York State Power Authority, NY, Series 1, EMCP, TECP, 3.620% due 8/2/06	12,931,000
		New York State Power Authority, TECP:
25,000,000	NR	3.620% due 7/10/06	25,000,000
5,000,000	NR	3.610% due 8/7/06	5,000,000
10,000,000	A-1+	Series 1, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, JP Morgan Chase, Landesbank Hessen-Thuringen, State Street Bank & Trust Co. & Wachovia Bank, 3.540% due 8/1/06	10,000,000
30,250,000	A-1+	Series 2, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden-Wurttemberg, State Street Bank & Trust Co. & Wachovia Bank, 3.320% due 8/1/06	30,250,000

		Total Utilities	206,001,000

Water and Sewer - 4.5%
		New York City, NY, Municipal Water Finance Authority:

See Notes to Schedule of Investments.

NEW YORK MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	June 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Water and Sewer - 4.5% (continued)
$25,375,000	A-1+	Series A, FGIC-Insured, SPA-FGIC, 3.960%, 7/3/06 (a)	$25,375,000
10,000,000	NR	TECP Series 6, LIQ-Landesbank Baden-Wurttemburg & Landesbank Hessen Thuringen, 3.620% due 8/17/06	10,000,000
		Water & Sewer System Revenue:
		Fiscal 2003:
10,100,000	A-1+	Subordinated Series C-1, SPA-Depfa Bank PLC, 4.020%, 7/3/06 (a)	10,100,000
6,900,000	A-1+	Subordinated Series C-3, SPA-Bank of New York, 3.940%, 7/3/06 (a)	6,900,000
1,400,000	A-1+	Series C, SPA-Dexia Credit Local, 4.010%, 7/3/06 (a)	1,400,000
6,600,000	A-1+	Series F-1, SPA-Dexia Credit Local, 4.020%, 7/3/06 (a)	6,600,000
14,880,000	A-1+	Series F-2, SPA-JPMorgan Chase, 3.940%, 7/5/06 (a)	14,880,000
9,990,000	A-1	New York State Environmental Facilities Clean Water (MSTC), PART, Series 9040, Class A, LIQ-Bear Stearns, 4.000%, 7/5/06 (a)(f)	9,990,000
5,000,000	A-1+	Seneca County, NY, IDA, Solid Waste Disposal Revenue, Seneca Meadows Inc. Project, LOC-Bank of America, 4.020%, 7/6/06 (a)	5,000,000

		Total Water and Sewer	90,245,000

		TOTAL INVESTMENTS - 92.5% (Cost - $1,844,836,953#)	1,844,836,953
		Other Assets in Excess of Liabilities - 7.5%	149,693,921

		TOTAL NET ASSETS - 100.0%	$1,994,530,874

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Rating by Moody’s Investors Service.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Rating by Fitch Ratings Service.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See definitions of ratings following Schedule of Investments.

Abbreviations used in this schedule:
AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
CTFS	— Certificates
FGIC	— Financial Guaranty Insurance Company
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Optional Tender
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
PART	— Partnership Structure
SPA	— Standby Bond Purchase Agreement
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
XLCA	— XL Capital Assurance Inc.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)— Bonds rated “AA” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the rating category.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s Investors Service (“Moody’s”) highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch Rating Service (“Fitch”) highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

New York Money Market Portfolio (the “Fund”) is a separate non-diversified investment fund of Legg Mason Partners Municipal Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money Market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Municipal Funds

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 29, 2006

By	/s/ ROBERT BRAULT
Robert Brault
Chief Financial Officer

Date:	August 29, 2006